Net Income Per Limited Partner Unit (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Income from continuing operations	$ 1,093	$ 1,060	$ 282
Less: Income (loss) from continuing operations attributable to noncontrolling interest	(96)	434	99
Income from continuing operations, net of noncontrolling interest	1,189	626	183
Less: General Partner’s interest in income from continuing operations	3	2	0
Less: Class D Unitholder’s interest in income from continuing operations	3	2	0
Income from continuing operations available to Limited Partners	1,183	622	183
Dilutive effect of equity-based compensation of subsidiaries and distributions to Class D Unitholder	(2)	(2)	0
Diluted income from continuing operations available to Limited Partners	$ 1,181	$ 620	$ 183
Weighted average limited partner units	1,062.8	1,088.6	1,121.8
Basic income from continuing operations per Limited Partner unit	$ 1.11	$ 0.58	$ 0.17
Basic income from discontinued operations per Limited Partner unit	$ 0.00	$ 0.00	$ 0.01
Dilutive effect of unconverted unit awards	1.6	2.2	0.0
Weighted average limited partner units, assuming dilutive effect of unvested unit awards	1,064.4	1,090.8	1,121.8
Diluted income from continuing operations per Limited Partner Unit	$ 1.11	$ 0.57	$ 0.17
Diluted income from discontinued operations per Limited Partner unit	$ 0.00	$ 0.00	$ 0.01